Summary of Significant Accounting Policies - Goodwill and Other Intangibles - Intangibles Other Than Goodwill and Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 160,336	$ 160,336	$ 160,336
Foreign currency exchange gains/(losses)	1,600	$ 1,646	$ 1,945
Shipping Reporting Unit
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	56,240
Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 104,096
Trade name | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	32 years
Finite lived intangible assets amortization method	straight line
Trade name | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	10 years
Finite lived intangible assets amortization method	straight line
Customer relationships | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization method	straight line